John Hancock Financial Services
U.S. Wealth Management
601 Congress Street
Boston, MA 02210
(617) 663-4324
Fax: (617) 663-2196
E-Mail: nkolokithas@jhancock.com
Name: Nicholas J. Kolokithas
Title:   Assistant Vice President and Senior Counsel
October 12, 2010
EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
RE:	John Hancock Funds III (the “Trust”) File Nos. 333-125838; 811-21777
Ladies and Gentlemen:
Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “Securities Act”) and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 29 to its Registration Statement under the 1940 Act (the “Amendment”).
The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act. The purpose of this filing is to register John Hancock International Value Equity Fund (the “Fund”) as a new series of the Trust. As discussed via teleconference with Brion Thompson, the Trust’s SEC staff examiner, the filing is complete, except for the omission of the identity of the Trust’s sub-adviser and individual portfolio managers. As discussed with Mr. Thompson, this information has been omitted from the filing for business confidentiality reasons. However, Mr. Thompson was provided with this information during the teleconference. Pursuant to the discussion with Mr. Thompson, the Trust expects to file an additional Post-Effective Amendment containing the omitted information as soon as practicable.
As further discussed with Mr. Thompson, it is anticipated that the Trust will request acceleration of the effective date of this additional Post-Effective Amendment pursuant to Rule 461 under the Securities Act to an effective date of December 13, 2010, in order to coincide with the anticipated effective date of the Trust’s registration statement on Form N-14 to be filed with the Securities and Exchange Commission in early November 2010.
The Trust’s registration statement on Form N-14 will contain information regarding the proposed reorganization of a non-John Hancock fund, as discussed with Mr. Thompson, into the Fund.
For each prospectus included in the Amendment, the risk/return summary of the Fund is substantially similar to that of the Optique International Value Fund.
If you have any questions or comments, please call me at 617-663-4324. In my absence, please call Christopher Sechler at 617-663-2261.
/s/ Nicholas J. Kolokithas

Nicholas J. Kolokithas, Esq.
Assistant Secretary
John Hancock Funds III